Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) - shares	Oct. 31, 2024	Nov. 22, 2021
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned	2,045,400
Shareholders, Percentage	100.00%
Dingxin Sun [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned	18,913,796
Shareholders, Percentage	92.47%
Yantai Xinxing Investment Center [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned	1,519,750
Shareholders, Percentage	7.43%
Chaofu Chen [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned	20,454
Shareholders, Percentage	0.10%
Yantai Xinxing Investment Center [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned		3,918,070
Shareholders, Percentage		100.00%
Yantai Xinxing Investment Center [Member] | Dingxin Sun [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned		2,010,360
Shareholders, Percentage		51.31%
Yantai Xinxing Investment Center [Member] | Youquan Zhu [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned		1,200,000
Shareholders, Percentage		30.62%
Yantai Xinxing Investment Center [Member] | Dingyan Sun [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned		321,050
Shareholders, Percentage		8.19%
Yantai Xinxing Investment Center [Member] | Haicheng Xu [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned		149,750
Shareholders, Percentage		3.82%
Yantai Xinxing Investment Center [Member] | Shaohui Jia [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned		145,560
Shareholders, Percentage		3.71%
Yantai Xinxing Investment Center [Member] | Lianlian Wang [Member]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization [Line Items]
Shareholders, Shares Owned		91,350
Shareholders, Percentage		2.33%